As filed with the Securities and Exchange Commission on
March 14, 2011
Registration No. 2-11147
811-00653

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 104	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 39	☑
(Check appropriate box or boxes)

PUTNAM INCOME FUND
(Exact Name of Registrant as Specified in Charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on February 28, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM INCOME FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 14th day of March, 2011.

PUTNAM INCOME FUND

By:	/s/ Jonathan S. Horwitz, Executive Vice President,
Treasurer, Principal Executive Officer and
Compliance Liaison
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
John A. Hill**	Chairman of the Board and Trustee

Jameson A. Baxter**	Vice Chairman of the Board and Trustee

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz***	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury****	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis**	Trustee

Robert J. Darretta**	Trustee

Part C-1

Signature	Title
Paul L. Joskow**	Trustee

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee
W. Thomas Stephens** Trustee

By:	/s/Jonathan S. Horwitz, as Attorney-in-Fact

March 14, 2011

*	Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement filed on February 25, 2011.

**	Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 16, 2009.

***	Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement filed on February 26, 2010

****	Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement filed on February 27, 2009.

Part C-2

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

Part C-3